Leases - Schedule of Changes in the Lease Liability (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Changes in the Lease Liability [Line Items]
Balance at beginning	$ 1,734,029	$ 1,841,227
Additions	306,439	330,988
Interest accrual	77,089	74,935
Payments	(362,028)	(352,079)
Terminated contracts	(84,837)	(56,013)
Exchange rate variation	127,006	(67,431)
Balance at ending	$ 1,797,698	$ 1,771,627